Property and Equipment (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment	$ 319,955
Property and equipment	333,441	$ 319,955
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment	1,673,431	1,651,061
Additions	104,254	22,370
Disposals	(48,168)
Property and equipment	1,729,517	1,673,431
Amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment	1,353,476	1,191,243
Additions	90,768	162,233
Property and equipment	1,396,076	1,353,476
Medical equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment	52,901
Property and equipment	43,536	52,901
Medical equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment	197,870	197,870
Additions	0	0
Disposals	0
Property and equipment	197,870	197,870
Medical equipment | Amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment	144,969	133,477
Additions	9,365	11,492
Property and equipment	154,334	144,969
Computer equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment	151,201
Property and equipment	132,421	151,201
Computer equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment	705,375	685,277
Additions	24,778	20,098
Disposals	(48,168)
Property and equipment	681,985	705,375
Computer equipment | Amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment	554,174	505,245
Additions	43,558	48,929
Property and equipment	549,564	554,174
Office Furniture
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment	76,461
Property and equipment	78,562	76,461
Office Furniture | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment	214,085	214,085
Additions	11,811	0
Disposals	0
Property and equipment	225,896	214,085
Office Furniture | Amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment	137,624	127,383
Additions	9,710	10,241
Property and equipment	147,334	137,624
Office Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment	25,299
Property and equipment	20,679	25,299
Office Equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment	89,466	87,964
Additions	0	1,502
Disposals	0
Property and equipment	89,466	89,466
Office Equipment | Amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment	64,167	58,759
Additions	4,620	5,408
Property and equipment	68,787	64,167
Leasehold Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment	14,093
Property and equipment	58,243	14,093
Leasehold Improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment	466,635	465,865
Additions	67,665	770
Disposals	0
Property and equipment	534,300	466,635
Leasehold Improvements | Amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment	452,542	366,379
Additions	23,515	86,163
Property and equipment	$ 476,057	$ 452,542